Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Current work in progress	$ 18,165	$ 10,562
Current finished goods	399	560
Inventories	$ 18,564	$ 11,122